M International Equity Fund (Prospectus Summary) | M International Equity Fund
M INTERNATIONAL EQUITY FUND
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees and Expenses
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		M International Equity Fund
Management Fees	[1]	0.68%
Distribution (12b-1) Fee		none
Other Expenses	[2]	0.27%
Total Annual Fund Operating Expenses		0.95%
Less Fee Waiver/Expense Reimbursement		0.02%
Net Expenses		0.93%
[1]	Restated to reflect current fees. Effective June 17, 2011, the advisory fee payable to the Adviser increased from 0.65% of the Fund's average daily net assets to 0.70% of the first $1 billion and 0.65% on amounts over $1 billion of the Fund's average daily net assets due to the change in the sub-adviser of the Fund.
[2]	For the period from May 1, 2012 to April 30, 2013, M Financial Investment Advisers, Inc. (the "Adviser") has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M International Equity Fund	95	301	524	1,165

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 103%
of the average value of its portfolio.
Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United
States. These countries may include, but are not limited to, the nations of
Western Europe, North and South America, Australia, Africa and Asia. This
strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days notice.

Securities will generally be purchased in the form of common stock, preferred stock, securities that are convertible into common stock, American Depository
Receipts (ADRs), European Depository Receipts (EDRs), International Depository
Receipts (IDRs) or Global Depository Receipts (GDRs). The Fund focuses on stocks with capitalizations of $1 billion or more. The Fund also may invest in emerging market securities.

The Fund's sub-adviser, Northern Cross, LLC's ("Northern Cross") investment philosophy is to buy undervalued quality companies with improving margins and aim to hold them for five to seven years.
Principal Investment Risks
As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than Northern
Cross believes they should be valued;

• because investments in foreign securities may have more frequent and larger price changes than U.S. securities;

• because investments in foreign securities may lose value due to changes in currency exchange rates and other factors;

• because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S.;

• because economic or political changes may cause larger price changes in emerging market securities than other foreign securities;

• because the Fund may be more susceptible to economic, political or regulatory changes in any single country or industry than more highly diversified funds; or

• if the stocks in the Fund's portfolio do not grow over the long term or grow less rapidly than expected.
Performance
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Morgan Stanley Capital International - Europe, Australasia, Far East Index
(MSCI EAFE Index)). The performance prior to June 17, 2011 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Highest quarterly return: 26.60% (for the quarter ended 6/30/03) Lowest quarterly return: (22.89)% (for the quarter ended 9/30/11)
The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the MSCI EAFE Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M International Equity Fund	M International Equity Fund	(13.56%)	(5.95%)	4.79%
M International Equity Fund MSCI EAFE Index	MSCI EAFE Index	(12.14%)	(4.72%)	4.66%